THE HARTFORD SMALL COMPANY FUND
The Hartford Small Company Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 90 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 162 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD SMALL COMPANY FUND	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD SMALL COMPANY FUND		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees		0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Total other expenses	[1]	0.30%	0.30%	0.34%	0.29%	0.31%	0.25%	0.21%	0.09%	0.09%	0.09%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none	none
Other expenses		0.30%	0.30%	0.34%	0.29%	0.11%	0.10%	0.11%	0.09%	0.09%	0.09%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.39%	1.39%	2.18%	1.13%	1.65%	1.34%	1.05%	0.93%	0.93%	0.93%
Fee waiver and/or expense reimbursement	[3]	none	none	0.02%	none	0.09%	0.08%	0.09%	0.02%	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.39%	1.39%	2.16%	1.13%	1.56%	1.26%	0.96%	0.91%	0.91%	0.91%
[1]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Total other expenses."
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 1.40% (Class T), 2.15% (Class C), 1.15% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5), 0.90% (Class R6), 0.90% (Class Y) and 0.90% (Class F). This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD SMALL COMPANY FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	684	966	1,269	2,127
Class T	388	679	991	1,877
Class C	319	680	1,168	2,512
Class I	115	359	622	1,375
Class R3	159	512	888	1,947
Class R4	128	417	726	1,606
Class R5	98	325	571	1,274
Class R6	93	294	513	1,141
Class Y	93	294	513	1,141
Class F	93	294	513	1,141

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - THE HARTFORD SMALL COMPANY FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	684	966	1,269	2,127
Class T	388	679	991	1,877
Class C	219	680	1,168	2,512
Class I	115	359	622	1,375
Class R3	159	512	888	1,947
Class R4	128	417	726	1,606
Class R5	98	325	571	1,274
Class R6	93	294	513	1,141
Class Y	93	294	513	1,141
Class F	93	294	513	1,141

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its investment objective by investing primarily in common stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. The Fund seeks its investment objective by employing a multi-portfolio manager structure whereby portions of the Fund’s assets are allocated among different portfolio management teams that employ distinct investment styles intended to complement one another. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

 The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2017, this range was approximately $14.8 million to $9.4 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Growth Investing Style Risk −If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Asset Allocation Risk −The risk that if the Fund's strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Include the Fund's performance when a portion of the Fund's portfolio was managed by a previous sub-adviser

•    Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 17.66% (2nd quarter, 2009) Lowest -26.30% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R6 shares commenced operations on November 7, 2014 and performance prior to that date reflects Class Y shares' performance. As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - THE HARTFORD SMALL COMPANY FUND	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A - Return Before Taxes	18.21%	10.94%	5.62%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	18.21%	8.43%	4.22%
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	10.31%	8.04%	4.17%
Class T	Class T - Return Before Taxes	21.96%	11.64%	5.95%
Class C	Class C - Return Before Taxes	23.27%	11.41%	5.46%
Class I	Class I - Return Before Taxes	25.47%	12.48%	6.49%
Class R3	Class R3 - Return Before Taxes	24.93%	11.99%	6.01%
Class R4	Class R4 - Return Before Taxes	25.26%	12.33%	6.34%
Class R5	Class R5 - Return Before Taxes	25.65%	12.67%	6.65%
Class R6	Class R6 - Return Before Taxes	25.70%	12.77%	6.76%
Class Y	Class Y - Return Before Taxes	25.76%	12.77%	6.76%
Class F	Class F - Return Before Taxes	25.70%	12.52%	6.50%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%